Basic and Diluted Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Basic and Diluted Net Loss Per Share [Abstract]
Basic and Diluted Net Loss Per Share

(14) Basic and Diluted Net Loss Per Share

The Company uses the two-class method to calculate net loss per share. No dividends were declared or paid in the thirteen and thirty-nine week periods ended September 28, 2025 and September 29, 2024.

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the thirteen and thirty-nine week periods ended September 28, 2025 and September 29, 2024 (in thousands, except share and per share amounts):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Numerator:
Net loss from continuing operations	$(15,804)	$(77,958)	$(30,099)	$(101,433)
Net loss from discontinued operations	(1,100)	—	(1,100)	(2,007)
Net loss	$(16,904)	$(77,958)	$(31,199)	$(103,440)
Denominator:
Weighted average common shares outstanding, basic and diluted	84,904,228	75,348,627	82,036,790	61,868,747
Net loss per share, basic and diluted:
Continuing operations	$(0.19)	$(1.03)	$(0.37)	$(1.64)
Discontinued operations	(0.01)	—	(0.01)	(0.03)
Net loss	$(0.20)	$(1.03)	$(0.38)	$(1.67)

The computation of basic net loss per share attributable to common stockholders is inclusive of warrants with an insignificant exercise price. The Company’s calculation of  the weighted average shares outstanding is inclusive of 234,610 warrants with an insignificant exercise price (which assumes that the warrants were outstanding as of the beginning of the period or the date of the grant, whichever is earlier) for each of the thirteen and thirty-nine week periods ended September 28, 2025, respectively. The computation of diluted net loss per share attributable to common stockholders is the same for the thirteen and thirty-nine week periods ended September 28, 2025 and September 29, 2024 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	September 28, 2025	September 29, 2024	September 28, 2025	September 29, 2024
Common stock warrants	25,670,265	31,670,265	25,670,265	31,670,265
Stock options and RSUs issued and outstanding	34,256,501	14,170,385	34,256,501	14,170,385
Convertible notes	77,821,528	58,579,636	77,821,528	58,579,636
Third SAFE Agreement	2,750,000	—	2,750,000	—
Forward Purchase Agreements	6,720,000	—	6,720,000	—
Deferred consideration shares	6,666,666	—	6,666,666	—
Total potential common shares excluded from diluted net loss per share	153,884,960	104,420,286	153,884,960	104,420,286

(21) Basic and Diluted Net Loss Per Share

The Company uses the two-class method to calculate net loss per share. No dividends were declared or paid for the fiscal years ended December 29, 2024 and December 31, 2023.

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the fiscal years ended December 29, 2024 and December 31, 2023 (in thousands, except share and per share amounts):

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Numerator for basic loss per share:
Net loss from continuing operations	$(54,444)	$(96,197)
Net loss from discontinued operations	(2,007)	(25,853)
Impairment loss from discontinued operations	-	(147,505)
Net loss	(56,451)	(269,555)
Numerator for diluted loss per share
Impact of 7% Notes derivative liability and interest expense, net of tax	(35,886)	-
Net loss	$(92,337)	$(269,555)
Denominator:
Weighted average shares:
Denominator for basic loss per share	66,655,837	24,723,370
Effect of dilutive securities:
7% Notes derivative liability	9,137,711	-
Denominator for diluted loss per share	75,793,548	24,723,370
Net loss per share:
Continuing operations - basic	$(0.82)	$(3.89)
Discontinued operations - basic	(0.03)	(1.05)
Net loss - basic	$(0.85)	$(4.94)

Continuing operations - diluted	$(1.19)	$(3.89)
Discontinued operations - diluted	(0.03)	(1.05)
Net loss - diluted	$(1.22)	$(4.94)

The computation of basic net loss per share attributable to common stockholders is inclusive of warrants with an insignificant exercise price. The Company’s calculation of the weighted average shares outstanding is inclusive of 3,427,324 warrants with an insignificant exercise price (which assumes that the warrants were outstanding as of the beginning of the period or the date of the grant, whichever is earlier) for the fiscal year ended December 29, 2024. The computation of diluted net loss per share attributable to common stockholders is inclusive of the impact of the Company’s 7% Notes (which were dilutive) using the if-converted method for the year ended December 29, 2024. The computation of basic and diluted net loss per share attributable to common stockholders is the same for the fiscal year ended December 31, 2023 because the inclusion of potential shares of common stock would have been anti-dilutive.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	Fiscal Year Ended
	December 29,	December 31,
	2024	2023
Common stock warrants	25,434,069	23,024,556
Convertible notes	27,364,717	-
Stock options and RSUs issued and outstanding	11,979,368	11,774,743
Potential common shares excluded from diluted net loss per share	64,778,154	34,799,299